Net (loss) / income per share attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Numerator
Net (loss) / income attributable to the Company - basic		$ (19,472)	$ 3,056
Net (loss) / income attributable to the Company - diluted		$ (19,472)	$ 3,056
Denominator
Weighted average shares – basic		59,834,256	61,629,490
Weighted average shares – diluted	[1]	59,834,256	61,958,211
Net (loss) / income per share attributable to the Company
Basic		$ (0.33)	$ 0.05
Diluted		$ (0.33)	$ 0.05

[1]	The denominator used in the calculation of diluted net income per share for the three months ended March 31 2024, includes an additional 328,721 shares representing the dilutive effect of restricted stock units.